COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
20. COMMITMENTS AND CONTINGENCIES
(a)    The Trust is subject to various legal proceedings and claims that arise in the ordinary course of business. Management evaluates all claims with the advice of legal counsel. Management believes these claims are generally covered by Granite’s insurance policies and that any liability from remaining claims is not probable to occur and would not have a material adverse effect on the combined financial statements. However, actual outcomes may differ from management’s expectations.
(b)    At December 31, 2019, the Trust’s contractual commitments related to construction and development projects, amounted to approximately $63.8 million. In addition, Granite has agreed to acquire three state-of-the
art facilities in the Netherlands for approximately $129.5 million (
€
89 million). Currently under construction, the three properties are anticipated to be purchased in the second quarter of 2020 and a 0.1 million square foot expansion at one of the facilities will be completed in the first quarter of 2021. The commitment to purchase the three properties in the Netherlands is subject to customary closing conditions.
The Trust is involved, in the normal course of business, in discussions, and has various letters of intent or conditional agreements, with respect to possible acquisitions of new properties and dispositions of existing properties in its portfolio. None of these commitments or contingencies, individually or in aggregate, would have a material impact on the combined financial statements.